UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

SEMI-ANNUAL REPORT	MARCH 31, 2022

Investment Adviser: Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-838-0191 and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Principal Amount ($)	Value ($)
Corporate Obligations — 55.2%
COMMUNICATION SERVICES — 2.8%
Netflix
4.88%, 06/15/30 (a)	750,000	800,025
4.88%, 04/15/28	750,000	786,566
ROBLOX
3.88%, 05/01/30 (a)	2,000,000	1,870,000
T-Mobile USA
2.25%, 11/15/31	500,000	437,361
Twitter
3.88%, 12/15/27 (a)	1,000,000	971,250
Warner Media
5.35%, 12/15/43	168,000	176,579

		5,041,781

CONSUMER DISCRETIONARY — 6.6%
Ford Motor Credit
ICE LIBOR USD 3 Month + 1.080%, 1.38%, 08/03/22 (b)	750,000	747,485
3.38%, 11/13/25	750,000	733,084
General Motors Financial
2.70%, 08/20/27	1,000,000	940,829
Las Vegas Sands
3.20%, 08/08/24	1,500,000	1,432,036

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
CONSUMER DISCRETIONARY (continued)
3.90%, 08/08/29	4,410,000	4,043,978
Marriott International
3.50%, 10/15/32	1,000,000	951,869
4.00%, 04/15/28	3,250,000	3,255,190

		12,104,471

ENERGY — 1.5%
BP Capital Markets
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.398%, 4.88% (b)(c)	1,725,000	1,729,312
Energy Transfer Operating
6.50%, 02/01/42	259,000	297,678
Plains All American Pipeline
ICE LIBOR USD 3 Month + 4.110%, 6.13% (b)(c)	1,000,000	848,000

		2,874,990

FINANCIALS — 17.1%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,683,714
Athene Holding
3.50%, 01/15/31	2,000,000	1,914,301
Bank of America
ICE LIBOR USD 3 Month + 3.898%, 6.10% (b)(c)	1,750,000	1,825,346
ICE LIBOR USD 3 Month + 4.553%, 6.30% (b)(c)	500,000	531,725
Bank of New York Mellon
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%, 4.70% (b)(c)	1,000,000	1,024,000
Charles Schwab
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%, 5.38% (b)(c)	1,400,000	1,442,000
Citizens Financial Group
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%, 5.65% (b)(c)	925,000	962,046
Everest Reinsurance Holdings
ICE LIBOR USD 3 Month + 2.385%, 2.89%, 05/15/37 (b)	1,500,000	1,380,000
First Foundation
U.S. SOFR + 2.040%, 3.50%, 02/01/32 (b)†	3,000,000	2,916,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
First Horizon Bank
5.75%, 05/01/30	1,000,000	1,130,567
Genworth Holdings
4.80%, 02/15/24	103,000	105,575
Independent Bank Group
ICE LIBOR USD 3 Month + 2.830%, 5.00%, 12/31/27 (b)	500,000	501,062
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.470%, 3.77% (b)(c)	245,000	245,000
ICE LIBOR USD 3 Month + 3.780%, 6.75% (b)(c)	3,000,000	3,130,680
Lincoln National
ICE LIBOR USD 3 Month + 2.040%, 2.29%, 04/20/67 (b)	400,000	295,083
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	366,497
3.50%, 02/25/25	2,750,000	2,684,675
People’s United Bank
4.00%, 07/15/24	250,000	253,116
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (b)	895,000	900,594
Rocket Mortgage
2.88%, 10/15/26 (a)	2,000,000	1,836,290
State Street
ICE LIBOR USD 3 Month + 1.000%, 1.83%, 06/15/47 (b)	750,000	645,004
Truist Financial
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%, 4.95% (b)(c)	1,650,000	1,689,600
US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%, 5.10% (b)(c)	2,000,000	2,028,000
UBS AG
5.13%, 05/15/24	500,000	510,839
United Wholesale Mortgage
5.50%, 04/15/29 (a)	500,000	445,510
Wells Fargo
ICE LIBOR USD 3 Month + 0.500%, 0.74%, 01/15/27 (b)	795,000	771,362

		31,219,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
HEALTHCARE — 0.1%
CVS Pass-Through Trust
6.04%, 12/10/28	44,961	48,136
Endo Finance
5.38%, 01/15/23 (a)	187,000	130,900

		179,036

INDUSTRIALS — 9.0%
BNSF Funding Trust I
ICE LIBOR USD 3 Month + 2.350%, 6.61%, 12/15/55 (b)	1,554,000	1,647,240
Boeing
3.25%, 03/01/28 to 02/01/35 (d)	2,125,000	1,998,607
3.45%, 11/01/28	2,150,000	2,067,194
3.60%, 05/01/34	750,000	699,551
3.63%, 02/01/31	1,000,000	973,345
Canadian Pacific Railway
2.45%, 12/02/31	1,000,000	928,747
General Electric Co MTN
ICE LIBOR USD 3 Month + 0.300%, 0.54%, 05/13/24 (b)	750,000	740,604
General Electric Co
ICE LIBOR USD 3 Month + 3.330%, 4.16% (b)(c)	1,495,000	1,433,331
Southwest Airlines
2.63%, 02/10/30	1,000,000	912,085
3.45%, 11/16/27	200,000	198,004
7.38%, 03/01/27	3,100,000	3,518,023
Uber Technologies
4.50%, 08/15/29 (a)	1,000,000	937,500
6.25%, 01/15/28 (a)	500,000	516,970

		16,571,201

INFORMATION TECHNOLOGY — 2.5%
Crowdstrike Holdings
3.00%, 02/15/29	2,000,000	1,835,000
Fidelity National Information Services
2.25%, 03/01/31	2,000,000	1,768,520
Fiserv
3.50%, 07/01/29	1,000,000	984,292

		4,587,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
MATERIALS — 2.1%
Ball
2.88%, 08/15/30	2,250,000	2,017,226
4.88%, 03/15/26	1,750,000	1,812,195

		3,829,421

REAL ESTATE — 4.9%
Brookfield Property
5.75%, 05/15/26 (a)	250,000	247,732
Federal Realty Investment Trust
3.50%, 06/01/30	2,500,000	2,453,418
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	1,000,000	883,137
Realty Income
3.10%, 12/15/29	2,500,000	2,443,669
Regency Centers
2.95%, 09/15/29	750,000	714,500
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	852,311
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,311,318

		8,906,085

UTILITIES — 8.6%
Duke Energy
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%, 4.88% (b)(c)	1,500,000	1,515,945
Edison International
4.13%, 03/15/28	2,550,000	2,528,804
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.698%, 5.38% (b)(c)	2,125,000	2,050,094
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	3,665,785
3.50%, 08/01/50	3,000,000	2,415,164
4.95%, 07/01/50	1,500,000	1,412,849
PacifiCorp
6.25%, 10/15/37	42,000	52,035
Southern California Edison
3.90%, 12/01/41	15,000	13,827
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 2.62%, 05/15/67 (b)	2,560,000	2,170,880

		15,825,383

Total Corporate Obligations (Cost $106,987,268)		101,139,676

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities — 16.8%
AGENCY MORTGAGE-BACKED SECURITIES — 16.0%
FHLMC
4.00%, 05/01/44	451,467	471,603
5.00%, 06/01/41	80,516	86,944
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	1,953,959
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (b)	1,500,000	1,517,604
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	31,062	31,697
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	250,453	249,780
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	1,795,387	1,791,407
3.50%, 11/01/42 to 02/01/43 (d)	782,604	798,318
4.00%, 01/01/41 to 03/01/44 (d)	570,445	595,586
4.50%, 10/01/39 to 04/01/41 (d)	759,413	805,641
5.00%, 06/01/41	100,861	108,832
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.63%, 06/25/28 (b)	1,654,900	1,671,977
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (b)	1,700,647	1,663,274
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
ICE LIBOR USD 1 Month + 2.890%, 2.89%, 03/25/39 (b)	667,601	639,370
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	1,054,459	1,035,640
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (b)	2,190,248	2,198,017
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (b)	1,309,264	1,292,462
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	1,072,283	1,025,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (b)	2,500,000	2,374,373
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	819,903	788,294
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,352,225	1,304,202
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	901,389	878,185
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (b)	361,659	356,826
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	423,841	407,077
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	304,716	296,489
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	152,599	152,257
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	250,915	242,222
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	150,530	149,896
GNMA
3.50%, 05/20/43	514,610	528,233
4.00%, 01/20/41 to 04/20/43 (d)	492,486	515,487
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	892,534	882,195
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	856,365	836,571
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	959,081
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (b)	653,619	641,857
GNMA, Series 2018-123, Class AH
3.25%, 09/16/52	4,411	4,408

		29,255,750

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (b)	120,000	122,215
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(b)	100,000	101,627

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Series 2014-GC20,
Class AS
4.26%, 04/10/47	105,000	105,396
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C
4.89%, 01/15/47 (b)	153,000	151,395
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class C
4.79%, 02/15/47 (b)	100,000	94,645
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class AS
4.07%, 07/15/46 (b)	210,000	211,170
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class C
4.07%, 07/15/46 (b)	191,000	169,150
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	116,066
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (b)	140,000	139,513
WFRBS Commercial Mortgage Trust, Series 2014-LC14,
Class AS
4.35%, 03/15/47 (b)	263,000	266,062

		1,477,239

Total Mortgage-Backed Securities (Cost $31,264,245)		30,732,989

Preferred Stock — 9.9%
COMMUNICATION SERVICES — 2.4%
Qwest Corp. 6.50%, 09/01/2056	55,790	1,374,108
Qwest Corp. 6.75%, 06/15/2057	45,187	1,127,415
Telephone and Data Systems 6.00%(c)	80,000	1,848,800

		4,350,323

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Preferred Stock (continued)
ENERGY — 1.7%
Enbridge 6.38%, 04/15/2078(b)	26,722	688,091
Energy Transfer 7.38%(b)(c)	32,862	783,759
Energy Transfer 7.60%(b)(c)	13,800	341,688
Energy Transfer Operating 7.63%(c)(e)	53,750	1,326,550

		3,140,088

FINANCIALS — 3.5%
Arbor Realty Trust, REIT 6.38%(c)	34,000	765,000
Athene Holding 6.38%(b)(c)	5,929	157,296
B Riley Financial 5.00%, 12/31/2026	80,000	1,916,000
B. Riley Financial 6.00%, 01/31/2028	40,000	1,000,800
B. Riley Financial 6.75%, 05/31/2024	8,892	226,835
Ellington Financial, REIT 6.25%(b)(c)	80,000	1,825,600
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(c)	21,000	442,680

		6,334,211

REAL ESTATE — 1.3%
Brookfield Property Partners 6.50%(c)	20,600	438,368
CTO Realty Growth, REIT 6.38%(c)	80,000	2,012,000

		2,450,368

UTILITIES — 1.0%
SCE Trust III 5.75%(b)(c)	61,167	1,457,610
SCE Trust VI 5.00%(c)	12,348	273,138
Southern 4.95%, 01/30/2080	8,239	198,807

		1,929,555

Total Preferred Stock
(Cost $18,344,930)		18,204,545

U.S. Treasury Obligations — 5.5%
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (d)	5,500,000	4,321,758
1.25%, 5/15/2050	500,000	372,930
2.25%, 8/15/2046	1,000,000	935,312
U.S. Treasury Notes
0.38%, 7/31/2027	800,000	717,281
1.25%, 11/30/2026	2,000,000	1,892,266
1.38%, 11/15/2031	2,000,000	1,835,000

Total U.S. Treasury Obligations (Cost $11,309,567)		10,074,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Registered Investment Companies — 4.3%
Ares Dynamic Credit Allocation Fund	7,757	112,011
DoubleLine Income Solutions Fund	123,365	1,791,260
DoubleLine Opportunistic Credit Fund	21,295	356,904
PGIM High Yield Bond Fund	25,596	367,303
PIMCO Dynamic Income Fund	60,534	1,475,225
PIMCO Dynamic Income Opportunities Fund	135,914	2,309,179
RiverNorth DoubleLine Strategic Opportunity Fund	115,065	1,433,710

Total Registered Investment Companies (Cost $8,556,115)		7,845,592

Municipal Bonds — 3.1%
CALIFORNIA — 0.2%
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	373,031

KENTUCKY — 0.4%
Clark County School District Finance Corp RB
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	751,774

MARYLAND — 0.3%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	498,869

MICHIGAN — 0.7%
Belding Area Schools GO
Insured: Q-SBLF
6.50%, 05/01/25	750,000	752,089
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	635,000	636,686

		1,388,775

NEW YORK — 0.6%
New York & New Jersey Port Authority RB
4.46%, 10/01/62	320,000	355,518
New York State Dormitory Authority RB
5.00%, 01/01/24	720,000	737,193

		1,092,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Municipal Bonds (continued)
NORTH DAKOTA — 0.5%
Kindred Public School District No. 2 GO
6.00%, 08/01/27	750,000	866,030

WASHINGTON — 0.4%
Washington Higher Education Facilities Authority RB
4.27%, 10/01/22	750,000	753,371

Total Municipal Bonds (Cost $5,588,192)		5,724,561

Asset-Backed Securities — 1.8%
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	917,723	911,755
SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	1,361,031	1,370,753
Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	969,266	996,249

Total Asset-Backed Securities (Cost $3,276,770)		3,278,757

Common Stock — 0.7%
ENERGY — 0.1%
Unit Corp(e)	2,430	149,567

FINANCIALS — 0.0%
Oaktree Specialty Lending Corp	20,001	147,405

REAL ESTATE — 0.6%
Creative Media & Community Trust, REIT	71,950	556,893
Orion Office Inc, REIT	726	10,169
Realty Income, REIT	7,264	503,369

		1,070,431

Total Common Stock (Cost $958,619)		1,367,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
U.S. Government Agency Obligation — 0.5%
FHLMC MTN
2.00%, 10/29/2040	1,000,000	826,668

Total U.S. Government Agency Obligations (Cost $1,000,000)		826,668

Total Investments - 97.8%		179,194,738

(Cost $187,285,706)
Other Assets & Liabilities, Net - 2.2%		4,017,727

Net Assets - 100.0%		183,212,465

†	Investment in Affiliated Security.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2022, these securities amounted to $7,857,804 or 4.3% of Net Assets of the Fund.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Perpetual security with no stated maturity date.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Non-income producing security.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Finance Note

TA — Tax Allocation

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$101,139,676	$—	$101,139,676
Mortgage-Backed Securities	—	30,732,989	—	30,732,989
Preferred Stock	18,204,545	—	—	18,204,545
U.S. Treasury Obligations	—	10,074,547	—	10,074,547
Registered Investment Companies	7,845,592	—	—	7,845,592
Municipal Bonds	—	5,724,561	—	5,724,561
Asset-Backed Securities	—	3,278,757	—	3,278,757
Common Stock	1,367,403	—	—	1,367,403
U.S. Government Agency Obligation	—	826,668	—	826,668

Total Investments in Securities	$27,417,540	$151,777,198	$ —	$179,194,738

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022:

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Value 3/31/2022	Shares	Income	Capital Gains
First Foundation	$—	$3,000,000	$—	$—		$(83,090)	$2,916,910	3,000,000	$19,542	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Shares	Value ($)
Common Stock — 46.4%
COMMUNICATION SERVICES — 11.8%
Alphabet, Inc., Class A(a)	581	1,615,964
Alphabet, Inc., Class C(a)	193	539,047
Liberty Broadband, Class C(a)	1	76
Liberty Media Corp.-Liberty Formula One, Class A(a)	53,000	3,345,890
Madison Square Garden Entertainment(a)	51,990	4,331,287
Walt Disney Co.(a)	15,250	2,091,690

		11,923,954

CONSUMER DISCRETIONARY — 6.4%
Amazon.com, Inc.(a)	545	1,776,673
Hasbro	13,750	1,126,400
Lincoln Educational Services(a)	72,000	514,800
NIKE, Inc., Class B	3,350	450,776
Tandy Leather Factory(a)	436,453	2,182,265
TJX	6,700	405,886

		6,456,800

CONSUMER STAPLES — 2.6%
Coca-Cola Europacific Partners	15,000	729,150
Estee Lauder, Class A	735	200,155
Philip Morris International, Inc.	18,220	1,711,587

		2,640,892

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Shares	Value ($)
Common Stock (continued)
ENERGY — 7.0%
Texas Pacific Land	4,370	5,908,721
Unit Corp(a)	18,417	1,133,566
Windrock	23	12,650

		7,054,937

FINANCIALS — 3.2%
Berkshire Hathaway, Inc., Class B(a)	5,055	1,783,960
JPMorgan Chase	11,100	1,513,152

		3,297,112

HEALTHCARE — 0.7%
Alcon	6,000	475,980
Intuitive Surgical, Inc.(a)	825	248,886
Zimvie(a)	68	1,542

		726,408

INDUSTRIALS — 9.7%
Southwest Airlines(a)	9,350	428,230
Vidler Water Resouces(a)	611,721	9,444,972

		9,873,202

INFORMATION TECHNOLOGY — 0.2%
Adobe, Inc.(a)	430	195,917

MATERIALS — 1.1%
Keweenaw Land Association Ltd.	52,595	1,122,903

REAL ESTATE — 3.7%
Creative Media & Community Trust, REIT	149,684	1,158,554
CTO Realty Growth, REIT	24,878	1,649,909
DigitalBridge Group (a)	80,000	576,000
Equity LifeStyle Properties, REIT	4,755	363,662
Orion Office Inc, REIT	1	11
Realty Income, REIT	—	16

		3,748,152

Total Common Stock
(Cost $38,504,201)		47,040,277

Foreign Common Stock — 27.4%
CANADA — 3.1%
Brookfield Asset Management Reinsurance Partners, Class A	1	29
Brookfield Asset Management, Inc., Class A	49,018	2,772,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Foreign Common Stock (continued)
CANADA (continued)
GreenFirst Forest Products (a)	235,000	374,404

		3,147,381

FRANCE — 11.5%
Bollore SA	1,239,539	6,556,554
Cie de L’Odet	897	1,107,826
Cie du Cambodge	1	6,732
Financiere Moncey	1	7,065
LVMH Moet Hennessy Louis Vuitton ADR	5,400	769,932
Societe Industrielle et Financiere de l’Artois	1	5,619
Vivendi SA	200,210	2,637,508
Vivendi SA ADR	42,025	545,484

		11,636,720

ITALY — 3.7%
Davide Campari-Milano	40,500	475,630
EXOR	42,500	3,286,473

		3,762,103

JAPAN — 2.5%
Nintendo Co, Ltd.	1,600	812,952
Nintendo Co, Ltd. ADR	5,250	330,277
Sony Group ADR	13,300	1,366,043

		2,509,272

MEXICO — 2.8%
Becle	1,168,714	2,856,440

NETHERLANDS — 3.3%
Universal Music Group	123,560	3,326,287

UNITED KINGDOM — 0.5%
British American Tobacco ADR	12,910	544,286

Total Foreign Common Stock
(Cost $25,151,455)		27,782,489

Corporate Obligations — 7.0%
COMMUNICATION SERVICES — 0.3%
Charter Communications Operating
4.46%, 07/23/22	328,000	329,203
iHeartCommunications, Inc.
6.38%, 05/01/26	545	560
8.38%, 05/01/27	132	136

		329,899

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
CONSUMER DISCRETIONARY — 2.4%
General Motors Financial
3.15%, 06/30/22	798,000	799,975
3.45%, 04/10/22	746,000	746,253
Harley-Davidson Financial Services MTN 2.55%, 06/09/22 (b)	300,000	300,204
Nissan Motor Acceptance MTN
2.65%, 07/13/22 (b)	583,000	583,999

		2,430,431

CONSUMER STAPLES — 1.3%
BAT Capital
2.76%, 08/15/22	894,000	896,541
BAT International Finance
3.25%, 06/07/22 (b)	225,000	225,494
Molson Coors Beverage
3.50%, 05/01/22	150,000	150,187

		1,272,222

ENERGY — 0.1%
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	42,000	43,356
Phillips 66
4.30%, 04/01/22	83,000	83,000

		126,356

FINANCIALS — 1.4%
Bank of America
ICE LIBOR USD 3 Month + 4.174%, 6.50% (c) (d)	340,000	355,300
Charles Schwab
ICE LIBOR USD 3 Month + 4.820%, 5.14% (c) (d)	100,000	99,750
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.470%, 3.77% (c) (d)	181,000	181,000
Liberty Mutual Group
4.95%, 05/01/22 (b)	310,000	310,733
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (c)	500,000	503,125

		1,449,908

INDUSTRIALS — 0.6%
AerCap Ireland Capital DAC
4.63%, 07/01/22	414,000	416,269

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Corporate Obligations (continued)
INDUSTRIALS (continued)
Boeing
2.70%, 05/01/22	180,000	180,196

		596,465

INFORMATION TECHNOLOGY — 0.1%
Advanced Micro Devices
7.50%, 08/15/22	38,000	38,798

MATERIALS — 0.2%
Sherwin-Williams 2.75%, 06/01/22	205,000	205,270

REAL ESTATE — 0.0%
American Tower
3.00%, 06/15/23	26,000	26,083

UTILITIES — 0.6%
Southwest Gas
3.88%, 04/01/22	392,000	392,000
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 2.62%, 05/15/67 (c)	250,000	212,000

		604,000

Total Corporate Obligations
(Cost $7,167,217)		7,079,432

Special Purpose Acquisition Companies — 4.5%
KKR Acquisition Holdings I (a)	22,500	224,100
Liberty Media Acquisition (a)	33,500	336,005
Liberty Media Acquisition, Class A (a)	100,000	991,000
Pershing Square Tontine Holdings, Class A (a)	153,000	3,043,170

Total Special Purpose Acquisition Companies
(Cost $4,684,573)		4,594,275

Preferred Stock — 3.5%
COMMUNICATION SERVICES — 0.8%
Liberty Broadband 7.00%(d)	6,250	169,687
Telephone and Data Systems 6.00%(d)	27,000	623,970

		793,657

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Preferred Stock (continued)
ENERGY — 0.2%
Energy Transfer 7.38%(c) (d)	9,850	234,923

FINANCIALS — 1.0%
Bank of America 7.25%(a) (d)	635	833,438
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(d)	4,000	84,320
Wells Fargo 5.85%(c) (d)	3,200	80,960

		998,718

REAL ESTATE — 1.5%
CTO Realty Growth, REIT 6.38%(d)	56,847	1,429,702
Equity Commonwealth, REIT 6.50%(a) (d)	4,000	110,200
Rexford Industrial Realty, REIT 5.88%(d)	900	22,635

		1,562,537

Total Preferred Stock (Cost $3,626,808)		3,589,835

Registered Investment Companies — 1.3%
DoubleLine Opportunistic Credit Fund	26,409	442,615
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,750	497,212
TCW Strategic Income Fund	80,000	412,000

Total Registered Investment Companies (Cost $1,482,905)		1,351,827

Master Limited Partnership — 1.1%
ENERGY — 1.1%
Enterprise Products Partners	43,000	1,109,830

Total Master Limited Partnerships (Cost $922,620)		1,109,830

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bill
0.59%, 07/14/22 (e)	1,000,000	998,245

Total U.S. Treasury Obligations (Cost $998,308)		998,245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

	Principal Amount ($) /Number of Warrants	Value ($)
Mortgage-Backed Securities — 0.7%
AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC
5.00%, 06/01/41	25,461	27,494
FNMA
3.00%, 02/01/43 to 06/01/43 (f)	232,181	231,672
3.50%, 11/01/42 to 02/01/43 (f)	105,694	107,816
4.00%, 02/01/44	27,512	28,718
4.50%, 02/01/40 to 01/01/41 (f)	54,789	58,078
5.00%, 06/01/41	31,895	34,415
FNMA, Series 2012-93, Class SW 5.64%, 09/25/42 (c)(g)	19,207	3,214
FNMA, Series 2004-354, Class 1 0.00%, 12/25/34 (h)	1,910	1,801
GNMA 3.00%, 04/20/43 to 06/20/43 (f)	44,196	44,078
3.50%, 05/20/43	45,847	47,061
4.00%, 01/20/41 to 04/20/43 (f)	50,873	53,337
4.50%, 05/20/40 to 03/20/41 (f)	17,814	18,967

		656,651

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.89%, 01/15/47 (c)	60,000	59,370
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 03/15/47 (c)	40,000	40,466

		99,836

Total Mortgage-Backed Securities (Cost $775,791)		756,487

Warrants — 0.0%
Pershing Square Tontine Holdings, Expires 07/27/2025(a)	1	1

Total Warrants (Cost $3)		1

Asset-Backed Security — 0.0%
Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A ICE LIBOR USD 1 Month + 0.740%, 1.20%, 1/25/2034 (c)	1	1

Total Asset-Backed Securities (Cost $1)		1

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

Value ($)
Total Investments - 92.9%	94,302,699

(Cost $83,313,882)
Other Assets & Liabilities, Net - 7.1%	7,180,410

Net Assets - 100.0%	101,483,109

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2022, these securities amounted to $1,463,786 or 1.4% of Net Assets of the Fund.

(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Perpetual security with no stated maturity date.
(e)	Interest rate represents the security’s effective yield at time of purchase.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

ADR — American Depositary Receipt
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ltd. — Limited
MTN — Medium Term Note
REIT — Real Estate Investment Trust
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,040,277	$—	$—	$47,040,277
Foreign Common Stock	27,782,489	—	—	27,782,489
Corporate Obligations	—	7,079,432	—	7,079,432
Special Purpose Acquisition Companies	4,594,275	—	—	4,594,275
Preferred Stock	3,589,835	—	—	3,589,835
Registered Investment Companies	1,351,827	—	—	1,351,827
Master Limited Partnership	1,109,830	—	—	1,109,830
U.S. Treasury Obligations	—	998,245	—	998,245
Mortgage-Backed Securities	—	756,487	—	756,487
Warrants	—	1	—	1
Asset-Backed Security	—	1	—	1

Total Investments in Securities	$85,468,533	$8,834,166	$—	$94,302,699

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets
Investments, at value (Cost $184,285,706 and $83,313,882)	$176,277,828	$94,302,699
Affiliated Investments, at value (Cost $3,000,000 and $–)	2,916,910	–
Cash equivalents (Note 2)	2,503,594	7,474,374
Foreign tax reclaim receivable	–	189,032
Receivable for:
Dividends and interest	1,166,094	171,421
Fund shares sold	600,693	624,733
Prepaid expenses and other assets	27,614	25,095

Total assets	183,492,733	102,787,354

Liabilities:
Payable for:
Fund shares redeemed	97,119	101,350
Investments purchased	–	1,119,612
Investment advisory fees payable	46,997	38,445
Distribution and shareholder servicing fees	37,285	10,588
Transfer agent fees	24,911	8,683
Audit fees	19,046	5,589
Payable due to administrator	18,514	9,087
Income distribution payable	16,825	–
Trustees fees	11,626	2,271
CCO fees payable	1,657	160
Accrued expenses and other liabilities	6,288	8,460

Total liabilities	280,268	1,304,245

Net Assets	$183,212,465	$101,483,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$190,887,071	$81,595,331
Total distributable earnings (accumulated loss)	(7,674,606)	19,887,778

Net Assets	$183,212,465	$101,483,109

Class A:
Net assets	$65,218,506	$40,454,765
Shares outstanding (no par value; unlimited shares authorized)	5,264,354	1,401,048
Net asset value per share(a)(b)	$12.39	$28.87

Maximum offering price per share(c)	$12.94	$30.63

Class Y:
Net assets	$117,993,959	$61,028,344
Shares outstanding (no par value; unlimited shares authorized)	9,532,025	2,073,853
Net asset value, offering and redemption price per share	$12.38	$29.43

(a) Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

(b) Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c) The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED
MARCH 31, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Income:
Dividends	$1,128,606	$3,880,829
Interest	2,766,979	70,421
Interest from Affiliated Investments	19,542	–
Less: Foreign taxes withheld	–	(226,607)

Total income	3,915,127	3,724,643

Expenses:
Investment advisory fees	289,824	225,218
Administration fees	113,610	52,974
Distribution and shareholder service fees:
Class A Shares	87,900	49,842
Transfer agent fees	55,843	33,646
Legal fees	29,371	13,189
Registration fees	27,829	25,262
Audit fees	19,525	12,110
Trustees fees	8,516	4,871
Reports to shareholders	18,799	8,603
Chief compliance officer fees	3,389	1,642
Custodian/wire agent fees	3,039	3,425
Other	18,163	7,299

Total operating expenses	675,808	438,081
Less:
Fees Paid Indirectly	(84)	(50)

Net operating expenses	675,724	438,031

Net investment income	3,239,403	3,286,612

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments in securities	519,315	3,195,571
Foreign currency related transactions	–	765

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in securities	(14,642,974)	1,818,108
Affiliated Investments in securities	(83,090)	–
Foreign currency related translations	–	11,447

Net realized and unrealized gain (loss) on investments	(14,206,749)	5,025,891

Total increase (decrease) in net assets resulting from operations	$(10,967,346)	$8,312,503

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021(1)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,239,403	$5,807,242
Net realized gain on investments and foreign currency related transactions	519,315	1,096,938
Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency related translations	(14,726,064)	2,577,438

Net increase (decrease) resulting from operations	(10,967,346)	9,481,618

Distributions:
Class A Shares	(1,134,281)	(3,155,161)
Class Y Shares	(2,125,682)	(4,991,270)
Return of capital:
Class A Shares	—	(110,119)
Class Y Shares	—	(167,310)

Net decrease resulting from distributions	(3,259,963)	(8,423,860)

Net increase (decrease) in net assets from operations and distributions	(14,227,393)	1,057,758

Capital Share transactions:(2)
Class A Shares
Issued	50,893	812,193
Reinvestment of Distributions	1,022,902	2,944,606
Redeemed	(5,896,945)	(11,353,144)

Net decrease from Class A share transactions	(4,823,150)	(7,596,345)

Class C Shares(3)
Issued	—	30
Reinvestment of Distributions	—	3,364
Redeemed	—	(1,772,881)

Net decrease from Class C share transactions	—	(1,769,487)

Class Y Shares
Issued	10,888,177	25,810,990
Reinvestment of Distributions	2,093,510	5,062,941
Redeemed	(10,090,321)	(22,102,037)

Net increase from Class Y share transactions	2,891,366	8,771,894

Total increase (decrease) in net assets	(16,159,093)	463,820

Net Assets
Beginning of period	199,371,558	198,907,738

End of period	$183,212,465	$199,371,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

(1) On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A and Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) For share transactions, see Note 6 in Notes to Financial Statements.

(3) On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021(1)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,286,612	$1,722,086
Net realized gain on investments and foreign currency related transactions	3,196,336	10,870,102
Net increase in unrealized appreciation on investments and foreign currency related translations	1,829,555	8,719,000

Net increase resulting from operations	8,312,503	21,311,188

Distributions:
Class A Shares	(5,493,365)	(324,066)
Class Y Shares	(6,905,918)	(352,574)

Net decrease resulting from distributions	(12,399,283)	(676,640)

Net increase (decrease) in net assets from operations and distributions	(4,086,780)	20,634,548

Capital Share transactions:(2)
Class A Shares
Issued	76,678	659,915
Reinvestment of Distributions	5,200,902	306,898
Redeemed	(3,325,883)	(6,632,116)

Net increase (decrease) from Class A share transactions	1,951,697	(5,665,303)

Class C Shares(3)
Issued	—	441
Redeemed	—	(2,179,380)

Net decrease from Class C share transactions	—	(2,178,939)

Class Y Shares
Issued	14,127,559	15,277,244
Reinvestment of Distributions	6,799,972	344,048
Redeemed	(5,270,555)	(7,806,485)

Net increase from Class Y share transactions	15,656,976	7,814,807

Total increase in net assets	13,521,893	20,605,113

Net Assets
Beginning of period	87,961,216	67,356,103

End of period	$101,483,109	$87,961,216

(1) On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A and Class Y

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) For share transactions, see Note 6 in Notes to Financial Statements.

(3) On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Total Return Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class A Shares	Six- Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period	$13.34	$13.27	$13.05	$12.69	$12.98	$13.06

Income from Investment Operations:
Net investment income(a)	0.21	0.37	0.36	0.35	0.33	0.32
Net realized and unrealized gain (loss)	(0.95)	0.25	0.19	0.37	(0.28)	(0.06)

Total from Investment Operations	(0.74)	0.62	0.55	0.72	0.05	0.26

Distributions and Distributions:
Net investment income	(0.19)	(0.42)	(0.33)	(0.36)	(0.32)	(0.32)
Net realized gains	(0.02)	(0.11)	—	—	—	—
Return of capital	—	(0.02)	—	—(b)	(0.02)	(0.02)

Total dividends and distributions	(0.21)	(0.55)	(0.33)	(0.36)	(0.34)	(0.34)

Net Asset Value, End of Period(c)	$12.39	$13.34	$13.27	$13.05	$12.69	$12.98

Total Return(c)(d)	(5.62)%	4.71%	4.27%	5.76%	0.43%	2.06%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$65,218	$75,144	$82,276	$89,042	$96,380	$104,803
Ratio of Expenses to Average Net Assets	0.86%	0.91%	0.90%	0.90%	0.89%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.86%	1.02%	1.07%	0.95%	0.92%	0.93%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.79%	2.74%	2.72%	2.55%	2.48%
Portfolio turnover rate	7%	34%	75%	53%	45%	20%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class Y Shares	Six- Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021(1)(2)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period	$13.33	$13.26	$13.04	$12.68	$12.97	$13.05

Income from Investment Operations:
Net investment income(a)	0.22	0.40	0.39	0.38	0.35	0.35
Net realized and unrealized gain (loss)	(0.94)	0.25	0.19	0.37	(0.26)	(0.05)

Total from Investment Operations	(0.72)	0.65	0.58	0.75	0.09	0.30

Distributions and Distributions:
Net investment income	(0.21)	(0.45)	(0.36)	(0.39)	(0.36)	(0.35)
Net realized gains	(0.02)	(0.11)	—	—	—	—
Return of capital	—	(0.02)	—	—(b)	(0.02)	(0.03)

Total dividends and distributions	(0.23)	(0.58)	(0.36)	(0.39)	(0.38)	(0.38)

Net Asset Value, End of Period(c)	$12.38	$13.33	$13.26	$13.04	$12.68	$12.97

Total Return(c)(d)	(5.51)%	4.97%	4.54%	6.02%	0.68%	2.31%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$117,994	$124,228	$114,884	$106,978	$96,936	$32,679
Ratio of Expenses to Average Net Assets	0.61%	0.66%	0.65%	0.65%	0.66%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.61%	0.77%	0.82%	0.71%	0.67%	0.68%
Ratio of Net Investment Income to Average Net Assets	3.45%	3.03%	3.01%	2.97%	2.76%	2.71%
Portfolio turnover rate	7%	34%	75%	53%	45%	20%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Class A Shares	Six- Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period	$30.50	$22.94	$22.99	$23.03	$24.04	$21.88

Income from Investment Operations:
Net investment income(a)	1.06	0.55	0.18	0.19	0.95	0.16
Net realized and unrealized gain (loss)	1.57	7.23	(0.08)	(0.09)	(0.68)	2.41

Total from Investment Operations	2.63	7.78	0.10	0.10	0.27	2.57

Distributions and Distributions:
Net investment income	(0.45)	(0.22)	(0.15)	(0.02)	(0.40)	(0.25)
Net realized gains	(3.81)	—	—	(0.12)	(0.50)	(0.16)
Return of capital	—	—	—	—	(0.38)	—

Total dividends and distributions	(4.26)	(0.22)	(0.15)	(0.14)	(1.28)	(0.41)

Net Asset Value, End of Period(b)	$28.87	$30.50	$22.94	$22.99	$23.03	$24.04

Total Return(b)(c)	9.38%	34.09%	0.39%	0.53%	1.17%	11.89%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$40,455	$40,395	$35,088	$40,099	$46,188	$56,167
Ratio of Expenses to Average Net Assets	1.11%	1.20%	1.20%	1.20%	1.17%	1.09%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.11%	1.35%	1.56%	1.23%	1.17%	1.15%
Ratio of Net Investment Income to Average Net Assets	7.26%	1.98%	0.80%	0.86%	4.13%	0.65%
Portfolio turnover rate	54%	85%	73%	62%	105%	99%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses; total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Class Y Shares	Six- Months Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021(1)(2)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net Asset Value, Beginning of Period	$31.04	$23.34	$23.38	$23.43	$24.44	$22.24

Income from Investment Operations:
Net investment income(a)	1.09	0.71	0.23	0.25	1.00	0.22
Net realized and unrealized gain (loss)	1.63	7.27	(0.06)	(0.10)	(0.67)	2.45

Total from Investment Operations	2.72	7.98	0.17	0.15	0.33	2.67

Distributions and Distributions:
Net investment income	(0.52)	(0.28)	(0.21)	(0.08)	(0.43)	(0.31)
Net realized gains	(3.81)	—	—	(0.12)	(0.50)	(0.16)
Return of capital	—	—	—	—	(0.41)	—

Total dividends and distributions	(4.33)	(0.28)	(0.21)	(0.20)	(1.34)	(0.47)

Net Asset Value, End of Period(b)	$29.43	$31.04	$23.34	$23.38	$23.43	$24.44

Total Return(b)(c)	9.49%	34.42%	0.68%	0.74%	1.41%	12.15%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$61,028	$47,566	$30,271	$35,575	$40,931	$50,209
Ratio of Expenses to Average Net Assets	0.86%	0.95%	0.95%	0.95%	0.92%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.86%	1.10%	1.31%	0.98%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	7.32%	2.48%	1.01%	1.11%	4.30%	0.98%
Portfolio turnover rate	54%	85%	73%	62%	105%	99%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses; total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class Y shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class Y shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Total Return Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively.    Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y Shares. On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. For the period ended March 31, 2022, the Funds did not hold any future contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The First Foundation Fixed Income Fund distributes its net investment income, if any, at least monthly. The First Foundation Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

Reorganization fees — Reorganization fees of the Funds, including costs of printing the proxy statement/prospectus, legal fees, accounting fees, transfer agent and custodian conversion costs are being amortized to expense over a twelve month period. The Reorganization fees were split equally between the Funds and prorated between each Fund’s respective share classes. As of March 31, 2022, the Reorganization fees have been fully amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.

The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

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For the period ended March 31, 2022, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of

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Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At March 31, 2022, the Funds did not hold swap contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2022, the First Foundation Fixed Income Fund and First Foundation Total Return Fund paid $113,610 and $52,974 respectively for these services.

Effective January 11, 2021, the Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. Prior to January 11, 2021, the Predecessor Funds adopted a distribution plan (the “Predecessor Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Predecessor Plan required the payment of a monthly service fee to NexPoint Securities, Inc. (“NexPoint”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the

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Predecessor Funds. The Predecessor Plan also required the payment of a monthly distribution fee to NexPoint at an annual rate of 0.75% of the average daily net assets attributable to Class C shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended March 31, 2022, the Fixed Income Fund and Total Return Fund earned credits of $84 and $50, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
First Foundation Fixed Income Fund	0.30%

First Foundation Total Return Fund	0.50%

For each Fund, until January 31, 2022, the Adviser had contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.74% of the average daily net assets of each of the Fixed Income Fund’s share classes and 1.13% of the average daily net assets of each of the Total Return Fund’s share classes. This contractual agreement was terminated by the Adviser effective as of January 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/ or expense reimbursement and (ii) at the time of the recoupment.

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For the period ended March 31, 2022, there were no previously waived fees reimbursed to the Funds by the Adviser.

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
First Foundation Fixed Income Fund	0.15%
First Foundation Total Return Fund	0.25%

6. Share Transactions

	First Foundation Fixed Income Fund(1)		First Foundation Total Return Fund(2)
	10/1/2021 to 3/31/2022 (Unaudited)	10/1/2020 to 9/30/2021	10/1/2021 to 3/31/2022 (Unaudited)	10/1/2020 to 9/30/2021
Class A:
Shares Issued	3,881	60,894	2,573	24,000
Shares Issued in Lieu of Dividends and Distributions	78,489	220,182	186,753	12,030
Shares Redeemed	(450,566)	(849,787)	(112,515)	(241,093)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(368,196)	(568,711)	76,811	(205,063)
Class C(3):
Shares Issued	–	2	–	21
Shares Issued in Lieu of Dividends and Distributions	–	255	–	–
Shares Redeemed	–	(131,810)	–	(98,608)
Total Decrease in Net Assets Derived from Class C Transactions	–	(131,553)	–	(98,587)
Class Y:
Shares Issued	835,410	1,932,831	484,269	518,827
Shares Issued in Lieu of Dividends and Distributions	160,943	378,890	239,275	13,273
Shares Redeemed	(783,635)	(1,658,655)	(181,996)	(296,548)
Total Increase in Net Assets Derived from Class Y Transactions	212,718	653,066	541,548	235,552

(1)	On January 11, 2021, the Fixed Income Predecessor Fund was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A and Class Y shares of the

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Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund.

(2)

On January 11, 2021, the Total Return Predecessor Fund was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund.

(3)	On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2022, were as follows:

	U.S. Gov’t	Other	Total
First Foundation Fixed Income Fund
Purchases	$5,525,438	$7,182,034	$12,707,472
Sales	4,009,913	14,604,510	18,614,423
First Foundation Total Return Fund
Purchases	—	47,312,840	47,312,840
Sales	95,377	43,358,157	43,453,534

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

At September 30, 2021, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
First Foundation Fixed Income Fund	$ —	$—	$6,574,573	$(21,870)	$6,552,703
First Foundation Total Return Fund	6,963,364	5,240,370	11,770,824	—	23,974,558

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The other temporary differences are comprised of dividends payable and losses deferred to off-setting positions.

The tax character of distributions paid during the years ended September 30, 2021 and September 30, 2020 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
First Foundation Fixed Income Fund
2021	$8,125,328	$21,103	$277,429	$8,423,860
2020	5,162,183	—	—	5,162,183
First Foundation Total Return Fund
2021	676,640	—	—	676,640
2020	600,154	—	—	600,154

During the fiscal year ended September 30, 2021, the following Fund utilized capital loss carryforwards to offset capital gains:

Short-Term Loss	Long-Term Loss	Total
First Foundation Total Return Fund
$250,928	$—	$250,928

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales and investments in partnerships.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2022 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
First Foundation Fixed Income Fund	$187,285,706	$7,937,862	$(16,028,830)	$(8,090,968)
First Foundation Total Return Fund	83,313,882	13,758,665	(2,769,848)	10,988,817

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

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Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Asset Allocation Risk (First Foundation Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Shareholder Risk (First Foundation Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet

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redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Real Estate Sector Risk (First Foundation Total Return Fund) — Securities of companies principally engaged In the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (Ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes In Interest rates and quality of credit extended.

Value Style Risk (First Foundation Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time,

Communications Sector Risk (First Foundation Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies·), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations.

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Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Derivatives Risk — The Fund’s use of futures contracts, options, and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the

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amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

Investments In Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Growth Style Risk (First Foundation Total Return Fund) — If a growth company does not meet the Sub-Adviser’s expectations that its earnings will increase at a certain rate, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Hedging Risk (First Foundation Total Return Fund) — Hedging risk is the risk that instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Large Capitalization Company Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small-and-Mid-Capitalization Company Risk — The small and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk because these companies tend to have limited product lines markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk (First Foundation Total Return Fund) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid-and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and

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small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates,

Portfolio Turnover Risk (First Foundation Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may

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result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk (First Foundation Total Return Fund) — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Restricted Securities Risk (First Foundation Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

Asset-Backed Securities Risk (First Foundation Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (First Foundation Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (First Foundation Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Municipal Securities Risk (First Foundation Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS – continued

sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

10. Other:

At March 31, 2022, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
First Foundation Fixed Income Fund, Class A	1	16%
First Foundation Fixed Income Fund, Class Y	1	87%
First Foundation Total Return Fund, Class Y	1	77%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES – (Unaudited) concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
First Foundation Fixed Income Fund

Actual Fund Return
Class A	$1,000.00	$943.80	0.86%	$4.17
Class Y	1,000.00	944.90	0.61	2.96
Hypothetical
Class A	$1,000.00	$1,020.64	0.86%	$4.33
Class Y	1,000.00	1,021.89	0.61	3.07
First Foundation Total Return Fund

Actual Fund Return
Class A	$1,000.00	$1,093.40	1.11%	$5.79
Class Y	1,000.00	1,094.90	0.86	4.49
Hypothetical
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class Y	1,000.00	1,020.64	0.86	4.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2022

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report.    The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420,

Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2022